Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended				12 Months Ended																						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Other Postretirement Benefit Plan, Defined Benefit [Member]	Dec. 31, 2013 Sonoco Investment and Retirement Plan [Member] Y	Dec. 31, 2012 Sonoco Investment and Retirement Plan [Member]	Dec. 31, 2011 Sonoco Investment and Retirement Plan [Member]	Dec. 31, 2013 U.S. Defined Benefit Plans [Member]	Dec. 31, 2013 United Kingdom Defined Benefit Plan [Member] Equity securities [Member]	Dec. 31, 2013 United Kingdom Defined Benefit Plan [Member] Debt Securities [Member]	Dec. 31, 2013 United Kingdom Defined Benefit Plan [Member] Alternative [Member]	Dec. 31, 2013 United Kingdom Defined Benefit Plan [Member] Cash and short-term investments [Member]	Dec. 31, 2013 Canada Defined Benefit Plan [Member] Equity securities [Member]	Dec. 31, 2013 Canada Defined Benefit Plan [Member] Debt Securities [Member]	Dec. 31, 2013 Canada Defined Benefit Plan [Member] Alternative [Member]	Dec. 31, 2013 Canada Defined Benefit Plan [Member] Cash and short-term investments [Member]	Dec. 31, 2013 Sonoco Savings Plan [Member]	Dec. 31, 2012 Sonoco Savings Plan [Member]	Dec. 31, 2011 Sonoco Savings Plan [Member]	Dec. 31, 2013 Inactive Plan investment portfolio [Member] U.S. Defined Benefit Plans [Member] Equity securities [Member]	Dec. 31, 2013 Inactive Plan investment portfolio [Member] U.S. Defined Benefit Plans [Member] Debt Securities [Member]	Dec. 31, 2013 Inactive Plan investment portfolio [Member] U.S. Defined Benefit Plans [Member] Alternative [Member]	Dec. 31, 2013 Inactive Plan investment portfolio [Member] U.S. Defined Benefit Plans [Member] Cash and short-term investments [Member]	Dec. 31, 2013 Active Plan Investment Portfolio [Member] U.S. Defined Benefit Plans [Member] Equity securities [Member]	Dec. 31, 2013 Active Plan Investment Portfolio [Member] U.S. Defined Benefit Plans [Member] Debt Securities [Member]	Dec. 31, 2013 Active Plan Investment Portfolio [Member] U.S. Defined Benefit Plans [Member] Alternative [Member]	Dec. 31, 2013 Active Plan Investment Portfolio [Member] U.S. Defined Benefit Plans [Member] Cash and short-term investments [Member]	Dec. 31, 2011 Plan Changes and Amendments [Member]	Dec. 31, 2009 Plan Changes and Amendments [Member] Retiree Health and Life Insurance Plans [Member]	Dec. 31, 2009 Plan Changes and Amendments [Member] Retirement plans [Member]	Dec. 31, 2010 Plan Amendments 2010 [Member] Retiree Health and Life Insurance Plans [Member]
Defined benefit plans, accumulated benefit obligation	$ 1,539,382	$ 1,665,597
Projected benefit obligation (PBO) with accumulated benefit obligations in excess of plan assets	1,510,804	1,734,556
Accumulated benefit obligation (ABO) with accumulated benefit obligations in excess of plan assets	1,461,700	1,665,597
Fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets	1,238,906	1,267,385
Increasing the assumed trend rate for healthcare costs by one percentage point would increase the accumulated postretirement benefit obligation	425
Increasing the assumed trend rate for healthcare costs by one percentage point would increase total service and interest cost compo	56
Decreasing the assumed trend rate for healthcare costs by one percentage point would decrease the APBO	390
Decreasing the assumed trend rate for healthcare costs by one percentage point would decrease total service and interest cost component	50
Reduction in accumulated postretirement benefit obligation																											4,566	4,300	17,625
Amortization period of accumulated postretirement benefit obligation																														3 years 3 months
Total Postretirement Benefit Plan Assets	1,354,431	1,288,569	1,331,934				1,010,798
Current target allocation for investment portfolio								54.00%	45.00%	0.00%	1.00%	60.00%	40.00%	0.00%	0.00%				49.00%	40.00%	11.00%	0.00%	57.00%		13.00%	0.00%
Percentage of retiree health liability	98.00%
Projected contributions to retirement plan	67,000
Defined contribution plan contribution percentage, Minimum																1.00%
Defined contribution plan contribution percentage, Maximum																30.00%								30.00%
Percentage of participants modified matching contribution to be matched towards safe Harbor under companies savings plan																50.00%
Modify matching employee contribution to profit sharing under companies savings plan																4.00%
Companies expense related to the plan				11,974	10,350	9,200										10,700	8,920	8,670
Cash contributions to the SIRP				$ 9,290	$ 8,920	$ 8,568
Contribution rate of annual eligible earnings under companies investment and retirement plan				4.00%
Contribution rate of annual eligible earnings in excess of social security wage base under companies investment and retirement plan				4.00%
Age limit of participants				55